31. COMMITMENTS AND CONTINGENT LIABILITIES (Details Narrative) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of contingent liabilities in business combination [line items]
Operating property lease commitments expenses	CAD 6,400	CAD 6,500	CAD 7,400
Customer prepayments	390,200	CAD 391,800
Tax contingent liability [Member]
Disclosure of contingent liabilities in business combination [line items]
Additional taxes and interest	CAD 40,200